Lease liability (Details Narrative) - Sep. 30, 2023	CAD ($)	USD ($)
Statement [Line Items]
lease liability		$ 5,150
Lease Monthly Rent For the First Year[Member]
Statement [Line Items]
lease liability	$ 25,625
Lease Monthly Rent For the Second Year [Member]
Statement [Line Items]
lease liability	26,265
Lease Monthly Rent For the Third Year [Member]
Statement [Line Items]
lease liability	$ 26,922